Cash and cash equivalents (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Restricted cash and cash balances	$ 731	$ 551
Isapre Norte Grande Ltda. [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash and cash balances	$ 731	$ 551